Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative financial assets	$ 124,046	$ 114,253	$ 150,109
Derivative financial liabilities	127,367	116,113	154,906
Other notional values	15,351,000	13,993,000	11,376,000
Notional amounts related to derivative financial assets and liabilities	10,345,000	10,224,000	9,302,000
Interest rate
Derivative [Line Items]
Derivative financial assets	39,500	36,700	39,800
Derivative financial liabilities	38,000	34,700	37,500
Other notional values	15,180,000	13,842,000	11,255,000
Notional amounts related to derivative financial assets and liabilities	2,356,000	2,345,000	2,080,000
Credit derivative
Derivative [Line Items]
Derivative financial assets	1,400	1,300	1,000
Derivative financial liabilities	1,500	1,300	1,200
Notional amounts related to derivative financial assets and liabilities	90,000	86,000	74,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	58,900	52,300	85,500
Derivative financial liabilities	59,700	53,300	88,500
Other notional values	78,000	56,000	40,000
Notional amounts related to derivative financial assets and liabilities	6,636,000	6,610,000	6,080,000
Equity / index
Derivative [Line Items]
Derivative financial assets	22,400	21,800	22,200
Derivative financial liabilities	26,100	24,600	26,100
Other notional values	77,000	76,000	63,000
Notional amounts related to derivative financial assets and liabilities	1,001,000	932,000	886,000
Commodity
Derivative [Line Items]
Derivative financial assets	1,400	1,800	1,400
Derivative financial liabilities	1,500	1,600	1,400
Other notional values	16,000	19,000	18,000
Notional amounts related to derivative financial assets and liabilities	141,000	146,000	132,000
Other
Derivative [Line Items]
Derivative financial assets	500	400	200
Derivative financial liabilities	500	600	100
Notional amounts related to derivative financial assets and liabilities	$ 121,000	$ 106,000	$ 50,000